CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (DEFICIT) - USD ($) $ in Thousands	iKang's shareholder's equity/(deficit) IPO	iKang's shareholder's equity/(deficit) Green Shoe	iKang's shareholder's equity/(deficit) Shanghai Jianwei Management	iKang's shareholder's equity/(deficit) iKang Shanghai Lujiazui	iKang's shareholder's equity/(deficit) WA Health Care	iKang's shareholder's equity/(deficit)	Common IPO	Common Green Shoe	Common	Additional paid-in capital IPO	Additional paid-in capital Green Shoe	Additional paid-in capital Shanghai Jianwei Management	Additional paid-in capital iKang Shanghai Lujiazui	Additional paid-in capital WA Health Care	Additional paid-in capital	Statutory reserve	Accumulated deficit Shanghai Jianwei Management	Accumulated deficit	Accumulated other comprehensive income	Non-controlling Interest Shanghai Jianwei Management	Non-controlling Interest Beijing Jiandatong	Non-controlling Interest iKang Changzhou	Non-controlling Interest MediFast	Non-controlling Interest iKang Shanghai Lujiazui	Non-controlling Interest iKang Shanghai Gubei	Non-controlling Interest WA Health Care	Non-controlling Interest	IPO	Green Shoe	Beijing Jiandatong	iKang Changzhou	MediFast	iKang Shanghai Lujiazui	iKang Shanghai Gubei	WA Health Care	Total
Balance at Mar. 31, 2012						$ (52,212)			$ 67						$ 4,711	$ 971		$ (61,899)	$ 3,938								$ 708									$ (51,504)
Balance (in shares) at Mar. 31, 2012									6,686,490
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																1,296		(1,296)																		1,296
Redesignation to Series F convertible redeemable participating preferred shares						(2,645)			$ (2)						(2,643)																					(2,645)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)									(205,245)
Share-based compensation expenses						2,273									2,273																					2,273
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium						(84,306)												(84,306)																		(84,306)
Net income						12,111												12,111									338									12,449
Foreign currency translation adjustment						584													584								(16)									568
Balance at Mar. 31, 2013						(124,195)			$ 65						4,341	2,267		(135,390)	4,522								1,030									(123,165)
Balance (in shares) at Mar. 31, 2013									6,481,245
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																2,738		(2,738)																		2,738
iKang Healthcare Group, Inc. one common share of $0.01 entered into a share swap agreement									1
Redesignation to Series F convertible redeemable participating preferred shares						(3,749)			$ (4)						(3,745)																					(3,749)
Redesignation to Series F convertible redeemable participating preferred shares (in shares)									(311,572)
Share-based compensation expenses						930									930																					930
Addition of non-controlling interest in connection with acquisition			$ (172)														$ (172)			$ 172	$ 82	$ 732	$ 1,690							$ 82	$ 732	$ 1,690
Dividend distribution to non-controlling interest holder																									$ (44)									$ (44)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium						(20,436)												(20,436)																		(20,436)
Purchase of non-controlling interest				$ (184)									$ (184)											$ (142)									$ (326)			(142)
Net income						21,607												21,607									319									21,926
Foreign currency translation adjustment						(758)													(758)								(21)									(779)
Balance at Mar. 31, 2014						(126,957)			$ 61						1,342	5,005		(137,129)	3,764								3,818									(123,139)
Balance (in shares) at Mar. 31, 2014									6,169,674
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve																3,394		(3,394)																		3,394
Conversion of participating convertible redeemable preferred shares to common shares						264,509			$ 208						264,301																					264,509
Conversion of participating convertible redeemable preferred shares to common shares (in shares)									20,781,515
Share-based compensation expenses						9,153									9,153																					9,153
Issuance of common shares	$ 132,937	$ 13,399					$ 52	$ 5		$ 132,885	$ 13,394																	$ 132,937	$ 13,399
Issuance of common shares (in shares)							5,215,794	514,556
Issuance of common shares in connection with exercise of options						822			$ 1						821																					$ 822
Issuance of common shares in connection with exercise of options (in shares)									80,000																											277,319
Issuance of common shares in connection with share-based compensation arrangement						16			$ 16																											$ 16
Issuance of ordinary shares in connection with share-based compensation arrangements (in shares)									1,600,000
Addition of non-controlling interest in connection with acquisition																										$ 3,388									$ 3,388
Capital contribution of non-controlling interest holder			$ (50)		$ (1,984)							$ (50)		$ (1,984)						$ 50	$ 58					$ 1,984				$ 58
Dividend distribution to non-controlling interest holder																							$ (387)									$ (387)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium																																				(100)
Net income						27,113												27,113									283									27,396
Foreign currency translation adjustment						172													172								24									196
Balance at Mar. 31, 2015						$ 319,130			$ 343						$ 419,862	$ 8,399		$ (113,410)	$ 3,936								$ 9,218									$ 328,348
Balance (in shares) at Mar. 31, 2015									34,361,539